OTHER REQUIRED DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of additional information [Abstract]
Schedule of condensed statement of comprehensive income
Statement of comprehensive income

	Cash flow hedges			Currency translation
	Gross amount	Income tax	Total	adjustment

At December 31, 2017	810	(129)	681	(3,257,038)

(Decrease) / Increase	(14)	(108)	(122)	(449,981)
Reclassification to income statement	(117)	35	(82)	—

At December 31, 2018	679	(202)	477	(3,707,019)

(Decrease) / Increase	(475)	142	(333)	(61,925)
Reclassification to income statement	(276)	83	(193)	—

At December 31, 2019	(72)	23	(49)	(3,768,944)

Schedule of condensed statement of cash flows
Statement of cash flows

	Year ended December 31,
	2019	2018	2017

(i) Changes in working capital (1)
Inventories	510,972	(186,409)	(540,162)
Receivables and others	6,175	8,652	(108,257)
Trade receivables	161,454	(123,388)	(303,114)
Other liabilities	(95,131)	17,138	40,230
Trade payables	(10,786)	55,430	46,333

	572,684	(228,577)	(864,970)
(ii) Income tax accrual less payments
Tax accrued (Note 11)	196,519	369,435	336,882
Taxes paid	(405,324)	(523,801)	(610,325)

	(208,805)	(154,366)	(273,443)
(iii) Interest accruals less payments
Interest accrued (Note 10 and 23)	104,855	131,172	114,583
Interest paid	(101,450)	(144,186)	(95,099)

	3,405	(13,014)	19,484
(1)    Changes in working capital are shown net of the effect of exchange rate changes.

Schedule of reconciliation of changes in financial debt
Financial debt reconciliation

	Financial debt
	Finance lease liabilities	Short term borrowings	Long term borrowings	Total

As of December 31, 2017	(77,035)	(1,505,570)	(1,716,337)	(3,298,942)

Cash flows	7,565	1,492,568	(401,725)	1,098,408
Reclassifications	—	(459,520)	459,520	—
Foreign exchange adjustments	(47,390)	(121,801)	—	(169,191)
Other non cash movements	43,032	194,467	21,441	258,940

As of December 31, 2018	(73,828)	(399,856)	(1,637,101)	(2,110,785)

Cash flows	53,850	231,967	(297,780)	(11,963)
Reclassifications	—	(306,262)	306,262	—
Effect of initial recognition under IFRS 16	(280,493)	—	—	(280,493)
Acquisitions - finance leases	(26,019)	—	—	(26,019)
Foreign exchange adjustments	(8,834)	(79,365)	—	(88,199)
Other non cash movements	(3,441)	(6,266)	(273)	(9,980)

As of December 31, 2019	(338,765)	(559,782)	(1,628,892)	(2,527,439)